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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harrison T. Grodnick
Title:   Chief Operating Officer
Phone:   (612) 334-2000

Signature, Place, and Date of Signing:

/s/  Harrison T. Grodnick            Minneapolis, Minnesota         May 11, 2006
--------------------------           -----------------------        ------------
[Signature]                          [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       22

Form 13F Information Table Value Total:       $329,647
                                              (thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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
                                                                                                            Voting Authority
                                                                                                     OTHER -------------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP   Value (x$1000) SH or PRN AMT SH/PRN Invest. Disc. MGRS   Sole   Shared None
------------------------- -------------- --------- -------------- ------------- ------ ------------- ----- ------- ------ ----
Altria Group Inc             Common      02209S103     15801          222990      SH       Sole             222990
Andrew Corp                  Common      034425108      6804          554055      SH       Sole             554055
Armor Holdings Inc           Common      042260109     15482          265610      SH       Sole             265610
Costco Whsl Corp New         Common      22160K105     11952          220676      SH       Sole             220676
Diebold Inc.                 Common      253651103     18086          440040      SH       Sole             440040
Dominion Res. Inc. VA NEW    Common      257464109      9222          133590      SH       Sole             133590
Dynegy Inc Cl A              CL A        26816Q101     15897         3311968      SH       Sole            3311968
Goldcorp Inc New             Common      380956409     21323          728982      SH       Sole             728982
H E I Inc                    Common      404160103      2323          918346      SH       Sole             918346
Laureate Education Inc       Common      518613104     13984          262166      SH       Sole             262166
M D U Resources Group        Common      552690109     18585          555606      SH       Sole             555606
Marathon Oil Corp            Common      565849106     23582          309602      SH       Sole             309602
Mc Donalds Corp              Common      580135101     15835          460849      SH       Sole             460849
Newmont Mining Corp          Common      651639106     14611          281572      SH       Sole             281572
Oneok Inc New                Common      682680103     19727          611702      SH       Sole             611702
Perkinelmer Inc              Common      714046109     11760          501066      SH       Sole             501066
Raytheon Company New         COM NEW     755111507     15755          343689      SH       Sole             343689
Regis Corp Minn              ADR NEW     758932107     12108          351149      SH       Sole             351149
Sony Corp Adr New            Common      835699307     16440          356842      SH       Sole             356842
3m Company                   Common      88579Y101     17311          228710      SH       Sole             228710
Wabtec Corp.                 Common      929740108     14923          457750      SH       Sole             457750
Xerox Corp                   Common      984121103     18137         1193220      SH       Sole            1193220